Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash paid for interest	$ 3,313	$ 2,945	$ 10,239	$ 9,409
Significant non-cash financing and investing activities:
Increase in notes from in-kind interest	100	100
Accrual of deferred future financing costs	382	986	1,029	1,025
Plant and equipment additions	364		2,458	0
Second Lien Convertible Notes [Member]
Significant non-cash financing and investing activities:
Increase in notes from in-kind interest	7,815	6,746	28,537	24,869
Lien Convertible Notes 1.5 [Member]
Significant non-cash financing and investing activities:
Increase in notes from in-kind interest	5,139	4,450	18,780	14,023
Lien Convertible Notes 1.25 [Member]
Significant non-cash financing and investing activities:
Increase in notes from in-kind interest	3,381	278	5,212	0
Promissory Note
Significant non-cash financing and investing activities:
Increase in notes from in-kind interest	$ 85	$ 76	$ 785	$ 117